Operating Leases - Schedule of Operating Leases (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule Of Operating Leases [Line Items]
Operating lease cost	¥ 722,427	¥ 2,413,523
Short-term lease cost	45,425	363,912
Total lease cost	767,852	2,777,435
Operating cash flows for operating leases	¥ 771,553	¥ 2,459,231
Weighted average remaining lease term of operating leases (years)	3 years 3 months 29 days		3 years 3 months 3 days
Weighted average discount rate of operating leases	6.24%		6.24%